Concentrations (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Top Ten Customers
Customer revenue concentration	58.90%
Accounts receivable concentration	$ 3,998	$ 4,596
Top Customer
Customer revenue concentration	22.00%